Accounting Pronouncements (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 13, 2022 USD ($) $ / shares	Jan. 01, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 241,553	$ 255,548	$ 97,312
Other current assets	4,148	6,033
Operating lease right-of-use asset	15,034	6,747
Investment in and advances to equity-accounted joint ventures	(1,244,264)	(1,136,374)
Decreased accumulated other comprehensive (loss) income	(40,517)	53,163
Equity	2,282,229	1,863,511
Non-controlling interest		65,512
Other liabilities – non-current	$ 83,058	60,853
Number of vessels | lease	9
Business Acquisition, Transaction Costs				$ 18,000
Partners' Capital Account, Acquisitions	$ (2,751)
Partners' Capital Account, Contributions	6,035
Equity	2,282,229	1,863,511
Non-controlling interest		65,512
Other liabilities – non-current	83,058	60,853
Limited Partner [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	47,640
Partners' Capital Account, Acquisitions	(2,701)
Partners' Capital Account, Contributions	5,926
General Partner [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	740	3,808	1,023
Per share proceeds from Sale of Interest in Partnership Unit | $ / shares				$ 17.00
Partners' Capital Account, Acquisitions	(50)
Partners' Capital Account, Contributions	109
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	157,339
Common Stock [Member] | Limited Partner [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 40,407	$ 213,138	$ 60,632
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)					$ (55,100)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment | General Partner [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)					(1,037)
Accounting Standards Update 2016-13 [Member] | Common Stock [Member] | Cumulative Effect, Period of Adoption, Adjustment | Limited Partner [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)					$ (50,839)